Cover	May 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43128
Entity Registrant Name	20/20 BIOLABS, INC.
Entity Central Index Key	0001139685
Entity Tax Identification Number	57-2272107
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15810 Gaither Road
Entity Address, Address Line Two	Suite 235
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20877
City Area Code	240
Local Phone Number	453-6339
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	AIDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false